Note 5 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Gross, Ending Balance	$ 992,571	$ 994,811
Depreciation, Total	84,000	$ 100,000
CHINA
Property, Plant and Equipment, Gross, Ending Balance	$ 71,000